                               VARIABLE ACCOUNT A
                        OF MONARCH LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 2002

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

[MONARCH LIFE INSURANCE COMPANY LOGO]

The investment results presented in this report are historical and are no indication of future performance.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2002 and 2001, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2002 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers
Boston, Massachusetts
February 21, 2003

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002

                                                             COST            SHARES/UNITS        MARKET VALUE
                                                        --------------       ------------        -------------
ASSETS
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                               $   26,830,096         26,830,096       $   26,830,096
  Intermediate Government Bond Portfolio                    10,088,797            906,922           10,583,783
  Core Bond Strategy Portfolio                               7,725,023            677,782            8,058,824
  Large Cap Core Strategy Portfolio                         28,093,544          1,241,837           17,236,700
  Fundamental Growth Strategy Portfolio                     36,536,567          1,286,826           19,984,408
  Balanced Capital Strategy Portfolio                       73,214,590          4,671,669           51,715,379
  High Yield Portfolio                                      14,041,990          2,938,709           15,046,188
  Natural Resources Portfolio                                  937,218             91,031              961,290
  Global Allocation Strategy Portfolio                       6,074,162            395,531            4,172,847
                                                        --------------                          --------------
                                                           203,541,987                             154,589,515
                                                        --------------                          --------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  2003 Trust                                                   537,883            661,083              657,097
  2004 Trust                                                    90,963            101,785              100,376
  2005 Trust                                                   522,764            686,906              669,376
  2006 Trust                                                   139,225            215,133              206,885
  2007 Trust                                                   339,429            493,845              455,647
  2008 Trust                                                   415,402          1,093,391              946,253
  2009 Trust                                                    81,875            174,144              143,394
  2010 Trust                                                   285,921            463,165              355,192
  2011 Trust                                                    84,089            161,640              118,524
  2013 Trust                                                     5,759             13,592                8,869
  2014 Trust                                                   358,335            807,525              487,600
  2019 Trust                                                    17,300             40,867               17,598
                                                        --------------                          --------------
                                                             2,878,945                               4,166,811
                                                        --------------                          --------------
Total Invested Assets                                   $  206,420,932                          $  158,756,326
                                                        ==============                          ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2002 (CONTINUED)

TOTAL INVESTED ASSETS, AT MARKET VALUE                           $  158,756,326

Pending Trades                                                            7,138
                                                                 --------------
  Total Assets                                                      158,763,464
                                                                 --------------

LIABILITIES
Payable to Monarch Life Insurance Company                             2,589,739
                                                                 --------------
  Total Liabilities                                                   2,589,739
                                                                 --------------

  Net Assets                                                     $  156,173,725
                                                                 ==============

NET ASSETS
For Variable Life Insurance Policies                             $  156,164,602
Unamortized Allocated Policy Loading (Note 1)                             9,123
                                                                 --------------
  Total Net Assets                                               $  156,173,725
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001

                                                             COST            SHARES/UNITS         MARKET VALUE
                                                        --------------       ------------         -------------
ASSETS
Investment in Merrill Lynch Series Fund, Inc.,
at Market Value (Note 2):
  Money Reserve Portfolio                               $   40,799,758        40,799,758         $   40,799,758
  Intermediate Government Bond Portfolio                     9,180,771           833,666              9,270,367
  Core Bond Strategy Portfolio                               7,295,750           641,492              7,280,937
  Capital Stock Portfolio                                   30,751,840         1,305,878             22,526,388
  Fundamental Growth Strategy Portfolio                     47,411,978         1,483,148             32,362,292
  Balanced Capital Strategy Portfolio                       79,378,997         5,010,065             65,832,255
  High Yield Portfolio                                       2,781,045           484,183              2,832,471
  Natural Resources Portfolio                                  747,060            64,186                666,247
  Global Allocation Strategy Portfolio                       6,655,560           417,669              4,999,493
                                                        --------------                           --------------
                                                           225,002,759                              186,570,208
                                                        --------------                           --------------

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities, at Market Value (Note 2):
  2002 Trust                                                   118,018           132,847                132,873
  2003 Trust                                                   582,617           720,753                691,253
  2004 Trust                                                    40,977            49,827                 46,649
  2005 Trust                                                   556,405           739,338                662,344
  2006 Trust                                                   106,747           182,166                157,643
  2007 Trust                                                   361,445           532,028                432,385
  2008 Trust                                                   419,872         1,142,857                855,063
  2009 Trust                                                    85,295           181,542                127,419
  2010 Trust                                                   321,871           533,863                346,749
  2011 Trust                                                    85,075           164,759                101,753
  2013 Trust                                                     5,849            13,807                  7,442
  2014 Trust                                                   399,184           914,748                455,005
  2019 Trust                                                    53,178           145,851                 52,283
                                                        --------------                           --------------
                                                             3,136,533                                4,068,861
                                                        --------------                           --------------
Total Invested Assets                                   $  228,139,292                           $  190,639,069
                                                        ==============                           ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 2001 (CONTINUED)

TOTAL INVESTED ASSETS, AT MARKET VALUE                         $  190,639,069

Pending Trades                                                         28,906
                                                               --------------
  Total Assets                                                    190,667,975
                                                               --------------

LIABILITIES
Payable to Monarch Life Insurance Company                           2,633,243
                                                               --------------
  Total Liabilities                                                 2,633,243
                                                               --------------

  Net Assets                                                   $  188,034,732
                                                               ==============

NET ASSETS
For Variable Life Insurance Policies                           $  188,024,754
Unamortized Allocated Policy Loading (Note 1)                           9,978
                                                               --------------
  Total Net Assets                                             $  188,034,732
                                                               ==============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                             INTERMEDIATE          CORE
                                                                              MONEY           GOVERNMENT           BOND
                                                                             RESERVE             BOND            STRATEGY
                                                             TOTAL           DIVISION          DIVISION          DIVISION
                                                         -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                              $   4,204,578     $     584,912     $     440,507     $     365,428
Expenses:
  Risk Charges and Administrative Expenses                    (998,348)         (204,961)          (53,595)          (40,903)
  Transaction Charges                                          (13,826)               --                --                --
                                                         -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                             3,192,404           379,951           386,912           324,525
                                                         -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                              (11,134,677)               --            46,968             7,241
  Net Unrealized Gains (Losses)                            (10,164,385)               --           405,388           348,613
  Capital Gain Distributions                                        --                --                --                --
                                                         -------------     -------------     -------------     -------------
    Net Gains and (Losses)                                 (21,299,062)               --           452,356           355,854
                                                         -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                (18,106,658)          379,951           839,268           680,379
                                                         -------------     -------------     -------------     -------------

Transfers of Net Premiums                                    3,511,150           699,157           197,413           231,230
Transfers of Policy Loading, Net                                  (854)             (898)             (290)              421
Transfers Due to Deaths                                     (3,040,739)         (913,991)         (418,394)          (56,849)
Transfers Due to Other Terminations                         (8,180,610)       (2,684,674)         (575,260)         (285,247)
Transfers Due to Policy Loans                                 (533,109)           74,299           186,493            60,065
Transfers of Cost of Insurance                              (5,023,783)         (911,156)         (304,052)         (265,272)
Transfers of Net Loan Cost                                    (486,404)          (85,592)          (26,761)          (22,966)
Transfers Among Investment Divisions                                --       (10,554,814)        1,402,368           423,588
                                                         -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (13,754,349)      (14,377,669)          461,517            84,970
                                                         -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                    (31,861,007)      (13,997,718)        1,300,785           765,349
Net Assets - Beginning of Year                             188,034,732        38,195,840         9,270,362         7,280,923
                                                         -------------     -------------     -------------     -------------
Net Assets - End of Year                                 $ 156,173,725     $  24,198,122     $  10,571,147     $   8,046,272
                                                         =============     =============     =============     =============

                                                           LARGE CAP        FUNDAMENTAL        BALANCED
                                                             CORE             GROWTH            CAPITAL            HIGH
                                                           STRATEGY          STRATEGY          STRATEGY            YIELD
                                                           DIVISION          DIVISION          DIVISION          DIVISION
                                                         -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                              $     167,666     $      99,110     $   1,685,489     $     681,627
Expenses:
  Risk Charges and Administrative Expenses                    (115,041)         (142,383)         (338,359)          (45,807)
  Transaction Charges                                               --                --                --                --
                                                         -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                                52,625           (43,273)        1,347,130           635,820
                                                         -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                               (1,636,199)       (7,351,125)       (1,777,344)          (88,937)
  Net Unrealized Gains (Losses)                             (2,631,392)       (1,502,472)       (7,952,469)          952,772
  Capital Gain Distributions                                        --                --                --                --
                                                         -------------     -------------     -------------     -------------
    Net Gains and (Losses)                                  (4,267,591)       (8,853,597)       (9,729,813)          863,835
                                                         -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (4,214,966)       (8,896,870)       (8,382,683)        1,499,655
                                                         -------------     -------------     -------------     -------------

Transfers of Net Premiums                                      534,619           438,865         1,231,707            45,674
Transfers of Policy Loading, Net                                   375              (192)             (143)               --
Transfers Due to Deaths                                       (111,089)         (337,720)       (1,148,669)               --
Transfers Due to Other Terminations                           (757,811)         (752,475)       (2,180,241)         (668,344)
Transfers Due to Policy Loans                                  (93,397)         (483,491)         (165,041)          (82,777)
Transfers of Cost of Insurance                                (618,470)         (709,720)       (1,724,759)         (230,113)
Transfers of Net Loan Cost                                     (60,400)          (85,372)         (144,094)          (31,150)
Transfers Among Investment Divisions                            84,242        (1,479,238)       (1,652,703)       11,680,772
                                                         -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (1,021,931)       (3,409,343)       (5,783,943)       10,714,062
                                                         -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                     (5,236,897)      (12,306,213)      (14,166,626)       12,213,717
Net Assets - Beginning of Year                              22,526,382        32,362,276        65,832,255         2,832,471
                                                         -------------     -------------     -------------     -------------
Net Assets - End of Year                                 $  17,289,485     $  20,056,063     $  51,665,629     $  15,046,188
                                                         =============     =============     =============     =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                                                          GLOBAL
                                                          NATURAL       ALLOCATION
                                                         RESOURCES       STRATEGY          2002            2003
                                                          DIVISION       DIVISION        DIVISION        DIVISION
                                                        -----------     -----------     -----------     -----------
Investment Income:
  Dividends                                             $     6,171     $   173,668     $        --     $        --
Expenses:
  Risk Charges and Administrative Expenses                   (5,217)        (29,153)            (77)         (3,830)
  Transaction Charges                                            --              --             (47)         (2,234)
                                                        -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                                954         144,515            (124)         (6,064)
                                                        -----------     -----------     -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                              (130,795)       (341,289)         15,011          12,848
  Net Unrealized Gains (Losses)                             104,884        (245,248)        (14,855)         10,579
  Capital Gain Distributions                                     --              --              --              --
                                                        -----------     -----------     -----------     -----------
    Net Gains and (Losses)                                  (25,911)       (586,537)            156          23,427
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (24,957)       (442,022)             32          17,363
                                                                        -----------     -----------     -----------

Transfers of Net Premiums                                    11,250          98,422              --           2,231
Transfers of Policy Loading, Net                                (30)            (97)             --              --
Transfers Due to Deaths                                      (7,854)        (46,173)             --              --
Transfers Due to Other Terminations                         (17,532)       (203,446)            947         (36,573)
Transfers Due to Policy Loans                               (21,062)        (31,947)             --            (782)
Transfers of Cost of Insurance                              (24,649)       (130,204)            938         (13,654)
Transfers of Net Loan Cost                                   (4,902)        (14,579)            132            (690)
Transfers Among Investment Divisions                        384,799         (56,584)       (134,905)         (2,015)
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     320,020        (384,608)       (132,888)        (51,483)
                                                        -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                     295,063        (826,630)       (132,856)        (34,120)
Net Assets - Beginning of Year                              666,247       4,999,492         132,856         691,200
                                                        -----------     -----------     -----------     -----------
Net Assets - End of Year                                $   961,310     $ 4,172,862     $        --     $   657,080
                                                        ===========     ===========     ===========     ===========

                                                            2004            2005            2006           2007
                                                          DIVISION        DIVISION        DIVISION       DIVISION
                                                        -----------     -----------     -----------     -----------
Investment Income:
  Dividends                                             $        --     $        --     $        --     $        --
Expenses:
  Risk Charges and Administrative Expenses                     (430)         (3,465)           (956)         (2,607)
  Transaction Charges                                          (271)         (2,234)           (620)         (1,540)
                                                        -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                               (701)         (5,699)         (1,576)         (4,147)
                                                        -----------     -----------     -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                   717          14,522           2,757          12,862
  Net Unrealized Gains (Losses)                               3,741          40,674          16,764          45,278
  Capital Gain Distributions                                     --              --              --              --
                                                        -----------     -----------     -----------     -----------
    Net Gains and (Losses)                                    4,458          55,196          19,521          58,140
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   3,757          49,497          17,945          53,993
                                                        -----------     -----------     -----------     -----------

Transfers of Net Premiums                                       122             458           1,172           4,778
Transfers of Policy Loading, Net                                 --              --              --              --
Transfers Due to Deaths                                          --              --              --              --
Transfers Due to Other Terminations                            (392)         (8,932)           (843)         (9,724)
Transfers Due to Policy Loans                                    --          (4,853)         29,199          (5,317)
Transfers of Cost of Insurance                               (3,098)        (11,986)         (3,958)        (11,216)
Transfers of Net Loan Cost                                     (775)           (313)           (427)         (1,015)
Transfers Among Investment Divisions                         54,116         (16,809)          6,175          (8,216)
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      49,973         (42,435)         31,318         (30,710)
                                                        -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                      53,730           7,062          49,263          23,283
Net Assets - Beginning of Year                               46,627         662,297         157,616         432,353
                                                        -----------     -----------     -----------     -----------
Net Assets - End of Year                                $   100,357     $   669,359     $   206,879     $   455,636
                                                        ===========     ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2002 (CONTINUED)

                                                           2008          2009          2010          2011
                                                         DIVISION      DIVISION      DIVISION      DIVISION
                                                        ---------     ---------     ---------     ---------
Investment Income:
  Dividends                                             $      --     $      --     $      --     $      --
Expenses:
  Risk Charges and Administrative Expenses                 (4,486)         (770)       (2,252)         (709)
  Transaction Charges                                      (3,043)         (459)       (1,179)         (372)
                                                        ---------     ---------     ---------     ---------
    Net Investment Income (Loss)                           (7,529)       (1,229)       (3,431)       (1,081)
                                                        ---------     ---------     ---------     ---------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                              37,009         2,209        12,851         1,132
  Net Unrealized Gains (Losses)                            95,660        19,395        44,392        17,757
  Capital Gain Distributions                                   --            --            --            --
                                                        ---------     ---------     ---------     ---------
    Net Gains and (Losses)                                132,669        21,604        57,243        18,889
                                                        ---------     ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               125,140        20,375        53,812        17,808
                                                        ---------     ---------     ---------     ---------

Transfers of Net Premiums                                   3,834         3,182            --         1,911
Transfers of Policy Loading, Net                               --            --            --            --
Transfers Due to Deaths                                        --            --            --            --
Transfers Due to Other Terminations                          (257)          (34)           40           (51)
Transfers Due to Policy Loans                               3,397            --            --            --
Transfers of Cost of Insurance                            (41,198)       (6,224)       (3,320)       (2,891)
Transfers of Net Loan Cost                                 (5,404)       (1,355)           15           (97)
Transfers Among Investment Divisions                        5,715            37       (42,086)           78
                                                        ---------     ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   (33,913)       (4,394)      (45,351)       (1,050)
                                                        ---------     ---------     ---------     ---------

Total Increase (Decrease) in Net Assets                    91,227        15,981         8,461        16,758
Net Assets - Beginning of Year                            855,004       127,409       346,721       101,742
                                                        ---------     ---------     ---------     ---------
Net Assets - End of Year                                $ 946,231     $ 143,390     $ 355,182     $ 118,500
                                                        =========     =========     =========     =========

                                                           2013          2014          2019
                                                         DIVISION      DIVISION      DIVISION
                                                        ---------     ---------     ---------
Investment Income:
  Dividends                                             $      --     $      --     $      --
Expenses:
  Risk Charges and Administrative Expenses                    (40)       (2,962)         (345)
  Transaction Charges                                         (27)       (1,605)         (195)
                                                        ---------     ---------     ---------
    Net Investment Income (Loss)                              (67)       (4,567)         (540)
                                                        ---------     ---------     ---------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  40        18,905         5,940
  Net Unrealized Gains (Losses)                             1,518        73,444         1,192
  Capital Gain Distributions                                   --            --            --
                                                        ---------     ---------     ---------
    Net Gains and (Losses)                                  1,558        92,349         7,132
                                                        ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 1,491        87,782         6,592
                                                        ---------     ---------     ---------

Transfers of Net Premiums                                      --         5,125            --
Transfers of Policy Loading, Net                               --            --            --
Transfers Due to Deaths                                        --            --            --
Transfers Due to Other Terminations                            (3)           18           224
Transfers Due to Policy Loans                                  --         2,105            --
Transfers of Cost of Insurance                                (66)       (8,205)         (510)
Transfers of Net Loan Cost                                     --          (679)           20
Transfers Among Investment Divisions                            4       (53,528)      (40,996)
                                                        ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                       (65)      (55,164)      (41,262)
                                                        ---------     ---------     ---------

Total Increase (Decrease) in Net Assets                     1,426        32,618       (34,670)
Net Assets - Beginning of Year                              7,432       454,969        52,258
                                                        ---------     ---------     ---------
Net Assets - End of Year                                $   8,858     $ 487,587     $  17,588
                                                        =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                              INTERMEDIATE          CORE
                                                                                MONEY          GOVERNMENT           BOND
                                                                               RESERVE            BOND            STRATEGY
                                                              TOTAL            DIVISION         DIVISION          DIVISION
                                                          -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                               $   5,271,346     $   1,459,389     $     509,385     $     409,778
Expenses:
  Risk Charges and Administrative Expenses                   (1,139,265)         (213,198)          (50,723)          (39,931)
  Transaction Charges                                           (14,294)               --                --                --
                                                          -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                              4,117,787         1,246,191           458,662           369,847
                                                          -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                (8,966,020)               --            32,235           (12,468)
  Net Unrealized Gains (Losses)                              (8,719,498)               --            73,897           172,354
  Capital Gain Distributions                                         --                --                --                --
                                                          -------------     -------------     -------------     -------------
    Net Gains and (Losses)                                  (17,685,518)               --           106,132           159,886
                                                          -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (13,567,731)        1,246,191           564,794           529,733
                                                          -------------     -------------     -------------     -------------

Transfers of Net Premiums                                     3,787,198           754,025           209,291           237,081
Transfers of Policy Loading, Net                                 (5,359)           (1,907)             (231)             (183)
Transfers Due to Deaths                                      (1,844,082)         (614,871)          (37,254)          (59,062)
Transfers Due to Other Terminations                          (7,472,073)       (1,818,506)         (399,621)         (164,024)
Transfers Due to Policy Loans                                (1,641,505)         (224,808)          (84,164)           (5,889)
Transfers of Cost of Insurance                               (5,407,834)       (1,105,840)         (258,512)         (247,638)
Transfers of Net Loan Cost                                     (502,925)         (120,381)          (21,156)          (21,098)
Transfers Among Investment Divisions                                 --        15,023,903           147,467           172,435
                                                          -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (13,086,580)       11,891,615          (444,180)          (88,378)
                                                          -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                     (26,654,311)       13,137,806           120,614           441,355
Net Assets - Beginning of Year                              214,689,043        25,058,034         9,149,748         6,839,568
                                                          -------------     -------------     -------------     -------------
Net Assets - End of Year                                  $ 188,034,732     $  38,195,840     $   9,270,362     $   7,280,923
                                                          =============     =============     =============     =============

                                                                             FUNDAMENTAL        BALANCED
                                                             CAPITAL           GROWTH            CAPITAL            HIGH
                                                              STOCK            STRATEGY         STRATEGY            YIELD
                                                             DIVISION          DIVISION         DIVISION           DIVISION
                                                          -------------     -------------     -------------     -------------
Investment Income:
  Dividends                                               $     210,715     $     184,490     $   1,583,191     $     770,392
Expenses:
  Risk Charges and Administrative Expenses                     (133,912)         (195,145)         (390,546)          (46,888)
  Transaction Charges                                                --                --                --                --
                                                          -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                                 76,803           (10,655)        1,192,645           723,504
                                                          -------------     -------------     -------------     -------------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                (1,221,964)       (5,447,149)       (2,030,870)          441,261
  Net Unrealized Gains (Losses)                              (1,684,846)       (2,807,575)       (4,596,511)          139,716
  Capital Gain Distributions                                         --                --                --                --
                                                          -------------     -------------     -------------     -------------
    Net Gains and (Losses)                                   (2,906,810)       (8,254,724)       (6,627,381)          580,977
                                                          -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (2,830,007)       (8,265,379)       (5,434,736)        1,304,481
                                                          -------------     -------------     -------------     -------------

Transfers of Net Premiums                                       589,392           496,044         1,283,066            41,698
Transfers of Policy Loading, Net                                    (89)             (653)           (1,810)              (26)
Transfers Due to Deaths                                        (150,055)         (237,039)         (625,941)          (30,567)
Transfers Due to Other Terminations                            (475,027)         (574,716)       (3,571,762)           55,755
Transfers Due to Policy Loans                                  (287,267)         (342,439)         (363,096)         (254,599)
Transfers of Cost of Insurance                                 (690,910)         (912,933)       (1,887,855)          (55,293)
Transfers of Net Loan Cost                                      (63,704)          (94,710)         (151,551)           (2,408)
Transfers Among Investment Divisions                           (435,640)         (831,328)        1,903,556       (11,202,738)
                                                          -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      (1,513,300)       (2,497,774)       (3,415,393)      (11,448,178)
                                                          -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                      (4,343,307)      (10,763,153)       (8,850,129)      (10,143,697)
Net Assets - Beginning of Year                               26,869,689        43,125,429        74,682,384        12,976,168
                                                          -------------     -------------     -------------     -------------
Net Assets - End of Year                                  $  22,526,382     $  32,362,276     $  65,832,255     $   2,832,471
                                                          =============     =============     =============     =============

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                                            GLOBAL
                                                             NATURAL       ALLOCATION
                                                            RESOURCES       STRATEGY       BALANCED          2001
                                                            DIVISION        DIVISION       DIVISION        DIVISION
                                                          -----------     -----------     -----------     -----------
Investment Income:
  Dividends                                               $     5,678     $    96,624     $    41,704     $        --
Expenses:
  Risk Charges and Administrative Expenses                     (4,721)        (32,343)         (8,124)           (437)
  Transaction Charges                                              --              --              --            (274)
                                                          -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                                  957          64,281          33,580            (711)
                                                          -----------     -----------     -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  22,851        (237,411)       (788,659)        140,062
  Net Unrealized Gains (Losses)                              (179,452)       (355,614)        534,485        (136,672)
  Capital Gain Distributions                                       --              --              --              --
                                                          -----------     -----------     -----------     -----------
    Net Gains and (Losses)                                   (156,601)       (593,025)       (254,174)          3,390
                                                          -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  (155,644)       (528,744)       (220,594)          2,679
                                                          -----------     -----------     -----------     -----------

Transfers of Net Premiums                                      12,130         106,485          32,414              --
Transfers of Policy Loading, Net                                    7            (352)           (115)             --
Transfers Due to Deaths                                       (41,046)        (48,247)             --              --
Transfers Due to Other Terminations                           (13,836)       (229,947)         (7,602)       (157,759)
Transfers Due to Policy Loans                                 (18,645)        (34,476)        (12,900)          2,500
Transfers of Cost of Insurance                                (18,566)       (131,322)          3,113           2,153
Transfers of Net Loan Cost                                     (2,335)        (15,979)          1,182             530
Transfers Among Investment Divisions                         (289,844)       (204,994)     (3,779,464)       (522,658)
                                                          -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      (372,135)       (558,832)     (3,763,372)       (675,234)
                                                          -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                      (527,779)     (1,087,576)     (3,983,966)       (672,555)
Net Assets - Beginning of Year                              1,194,026       6,087,068       3,983,966         672,555
                                                          -----------     -----------     -----------     -----------
Net Assets - End of Year                                  $   666,247     $ 4,999,492     $        --     $        --
                                                          ===========     ===========     ===========     ===========

                                                              2002            2003            2004           2005
                                                            DIVISION        DIVISION        DIVISION       DIVISION
                                                          -----------     -----------     -----------     -----------
Investment Income:
  Dividends                                               $        --     $        --     $        --     $        --
Expenses:
  Risk Charges and Administrative Expenses                       (764)         (3,914)           (217)         (3,648)
  Transaction Charges                                            (469)         (2,260)           (148)         (2,330)
                                                          -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                               (1,233)         (6,174)           (365)         (5,978)
                                                          -----------     -----------     -----------     -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  13,696           4,552             465          10,461
  Net Unrealized Gains (Losses)                                (6,515)         51,192           3,382          48,197
  Capital Gain Distributions                                       --              --              --              --
                                                          -----------     -----------     -----------     -----------
    Net Gains and (Losses)                                      7,181          55,744           3,847          58,658
                                                          -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                     5,948          49,570           3,482          52,680
                                                          -----------     -----------     -----------     -----------

Transfers of Net Premiums                                          --           5,142             122             436
Transfers of Policy Loading, Net                                   --              --              --              --
Transfers Due to Deaths                                            --              --              --              --
Transfers Due to Other Terminations                              (262)           (526)           (123)        (63,255)
Transfers Due to Policy Loans                                      --              --              --          (1,628)
Transfers of Cost of Insurance                                 (2,749)        (13,584)         (2,363)        (12,416)
Transfers of Net Loan Cost                                       (108)           (675)           (680)           (313)
Transfers Among Investment Divisions                           24,680          54,253          19,948          (1,845)
                                                          -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                        21,561          44,610          16,904         (79,021)
                                                          -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                        27,509          94,180          20,386         (26,341)
Net Assets - Beginning of Year                                105,347         597,020          26,241         688,638
                                                          -----------     -----------     -----------     -----------
Net Assets - End of Year                                  $   132,856     $   691,200     $    46,627     $   662,297
                                                          ===========     ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                             2006          2007          2008          2009
                                                           DIVISION      DIVISION      DIVISION      DIVISION
                                                          ---------     ---------     ---------     ---------
Investment Income:
  Dividends                                               $      --     $      --     $      --     $      --
Expenses:
  Risk Charges and Administrative Expenses                     (809)       (2,460)       (4,327)         (751)
  Transaction Charges                                          (523)       (1,457)       (2,934)         (445)
                                                          ---------     ---------     ---------     ---------
    Net Investment Income (Loss)                             (1,332)       (3,917)       (7,261)       (1,196)
                                                          ---------     ---------     ---------     ---------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                 1,699         8,232        47,801         2,864
  Net Unrealized Gains (Losses)                              11,137        24,530        11,244         4,718
  Capital Gain Distributions                                     --            --            --            --
                                                          ---------     ---------     ---------     ---------
    Net Gains and (Losses)                                   12,836        32,762        59,045         7,582
                                                          ---------     ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  11,504        28,845        51,784         6,386
                                                          ---------     ---------     ---------     ---------

Transfers of Net Premiums                                     1,172         4,778         3,834         3,530
Transfers of Policy Loading, Net                                 --            --            --            --
Transfers Due to Deaths                                          --            --            --            --
Transfers Due to Other Terminations                             (92)      (23,566)      (23,942)       (3,412)
Transfers Due to Policy Loans                                    --        23,387         1,297            --
Transfers of Cost of Insurance                               (3,515)      (10,330)      (37,725)       (6,115)
Transfers of Net Loan Cost                                     (408)       (1,154)       (5,072)       (1,332)
Transfers Among Investment Divisions                          9,596           132          (126)          (49)
                                                          ---------     ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                       6,753        (6,753)      (61,734)       (7,378)
                                                          ---------     ---------     ---------     ---------

Total Increase (Decrease) in Net Assets                      18,257        22,092        (9,950)         (992)
Net Assets - Beginning of Year                              139,359       410,261       864,954       128,401
                                                          ---------     ---------     ---------     ---------
Net Assets - End of Year                                  $ 157,616     $ 432,353     $ 855,004     $ 127,409
                                                          =========     =========     =========     =========

                                                             2010          2011          2013          2014
                                                           DIVISION      DIVISION      DIVISION      DIVISION
                                                          ---------     ---------     ---------     ---------
Investment Income:
  Dividends                                               $      --     $      --     $      --     $      --
Expenses:
  Risk Charges and Administrative Expenses                   (2,226)         (667)          (37)       (2,958)
  Transaction Charges                                        (1,169)         (349)          (26)       (1,616)
                                                          ---------     ---------     ---------     ---------
    Net Investment Income (Loss)                             (3,395)       (1,016)          (63)       (4,574)
                                                          ---------     ---------     ---------     ---------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                38,642           784            29        12,015
  Net Unrealized Gains (Losses)                             (28,275)        3,330           201        (3,182)
  Capital Gain Distributions                                     --            --            --            --
                                                          ---------     ---------     ---------     ---------
    Net Gains and (Losses)                                   10,367         4,114           230         8,833
                                                          ---------     ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                   6,972         3,098           167         4,259
                                                          ---------     ---------     ---------     ---------

Transfers of Net Premiums                                        --         1,433            --         5,125
Transfers of Policy Loading, Net                                 --            --            --            --
Transfers Due to Deaths                                          --            --            --            --
Transfers Due to Other Terminations                            (502)          (27)           (2)           39
Transfers Due to Policy Loans                                    --            --            --         1,222
Transfers of Cost of Insurance                               (3,831)       (2,491)          (50)       (7,316)
Transfers of Net Loan Cost                                      (91)          (84)           --          (586)
Transfers Among Investment Divisions                         27,548            18            --       (53,945)
                                                          ---------     ---------     ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      23,124        (1,151)          (52)      (55,461)
                                                          ---------     ---------     ---------     ---------

Total Increase (Decrease) in Net Assets                      30,096         1,947           115       (51,202)
Net Assets - Beginning of Year                              316,625        99,795         7,317       506,171
                                                          ---------     ---------     ---------     ---------
Net Assets - End of Year                                  $ 346,721     $ 101,742     $   7,432     $ 454,969
                                                          =========     =========     =========     =========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001 (CONTINUED)

                                                              2019
                                                            DIVISION
                                                          -----------
Investment Income:
  Dividends                                               $        --
Expenses:
  Risk Charges and Administrative Expenses                       (519)
  Transaction Charges                                            (294)
                                                          -----------
    Net Investment Income (Loss)                                 (813)
                                                          -----------

Gains and (Losses) on Investments:
  Net Realized Gains (Losses)                                  (5,148)
  Net Unrealized Gains (Losses)                                   761
  Capital Gain Distributions                                       --
                                                          -----------
    Net Gains and (Losses)                                     (4,387)
                                                          -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                    (5,200)
                                                          -----------

Transfers of Net Premiums                                          --
Transfers of Policy Loading, Net                                   --
Transfers Due to Deaths                                            --
Transfers Due to Other Terminations                               642
Transfers Due to Policy Loans                                 (40,000)
Transfers of Cost of Insurance                                 (1,746)
Transfers of Net Loan Cost                                       (812)
Transfers Among Investment Divisions                          (60,905)
                                                          -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                      (102,821)
                                                          -----------

Total Increase (Decrease) in Net Assets                      (108,021)
Net Assets - Beginning of Year                                160,279
                                                          -----------
Net Assets - End of Year                                  $    52,258
                                                          ===========

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twenty-one investment divisions. Nine of the divisions each invest solely in the shares of the nine corresponding portfolios of the Merrill Lynch Series Fund, Inc. (Series Fund). The Series Fund is registered under the 1940 Act as a diversified, open-end management investment company, with the exceptions of Global Allocation Strategy and Natural Resources Portfolios, which are classified as non-diversified with respect to their investment objectives. The Series Fund's investment advisor is Merrill Lynch Investment Managers, L.P. Twelve of the divisions each invest solely in the units of the twelve corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Trusts is Merrill Lynch, Pierce, Fenner & Smith Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The Account's assets are not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from the annual or single premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyowner in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyowner's investment base in equal installments at the beginning of the second through eleventh policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Hawaii
(1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995),
Missouri (1994), Nevada (1997), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyowners participating in the Account.

In 2002, the Capital Stock Portfolio was renamed the Large Cap Core Strategy Portfolio. Simultaneously, the corresponding investment division of the Account was renamed.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION (CONTINUED)

During 2001, the Balanced Capital Strategy Portfolio acquired the net assets of the Balanced Portfolio, which was another portfolio of the Series Fund. The Balanced Portfolio's unrealized depreciation and accumulated net realized loss were combined with those of the Balanced Capital Strategy Portfolio.

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to amounts in the 2001 Statement of Operations and Changes in Net Assets to conform with current year presentation.

         INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts and are recorded by the Account on the ex-dividend date.

         FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2002, are shown below:

                                                 PURCHASES            SALES
                                                 ---------            -----
Money Reserve Portfolio                       $  58,067,974      $  72,037,636
Intermediate Government Bond Portfolio            4,932,787          4,071,729
Core Bond Strategy Portfolio                      2,488,258          2,066,226
Large Cap Core Strategy Portfolio                 2,115,157          3,137,254
Fundamental Growth Sock Portfolio                 3,409,596          6,933,882
Balanced Capital Strategy Portfolio               2,699,027          7,086,091
High Yield Portfolio                             60,828,510         49,478,628
Natural Resources Portfolio                       3,196,785          2,875,832
Global Allocation Strategy Portfolio                536,530            776,639
2002 Trust                                               --            133,030
2003 Trust                                           19,380             76,954
2004 Trust                                           53,266              3,996
2005 Trust                                           32,868             81,041
2006 Trust                                           36,333              6,612
2007 Trust                                            6,544             41,423
2008 Trust                                           11,144             52,615
2009 Trust                                               --              5,629
2010 Trust                                               --             48,800
2011 Trust                                            1,835              3,953
2013 Trust                                               --                130
2014 Trust                                            4,695             64,444
2019 Trust                                           71,404            113,221
                                              -------------      -------------
Totals                                        $ 138,512,093      $ 149,095,765
                                              =============      =============

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 4 - EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners' investment base.

NOTE 5-TRANSFERS DUE TO POLICY LOANS AND NET LOAN COST

Amounts are transferred from the separate account to the general account as collateral for policyowner loans, net of repayments. On each policyowner anniversary, the investment base is reduced by the net loan cost. The net loan cost represents the difference between interest charged and earnings on amounts held as collateral in the general account.

NOTE 6-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyowners' investment base.

NOTE 7-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002, are shown below:

                                                                                        NET INCREASE
                                                   ISSUED             REDEEMED           (DECREASE)
                                                   ------             --------          ------------
Money Reserve Division                           2,965,678            3,358,754           (393,076)
Intermediate Government Bond Division              131,388              124,235              7,153
Core Bond Strategy Division                         63,119               62,307                812
Large Cap Core Strategy Division                    37,097               49,702            (12,605)
Fundamental Growth Strategy Division                71,926              120,472            (48,546)
Balanced Capital Strategy Division                 147,181              273,396           (126,215)
High Yield Division                              2,062,518            1,643,582            418,936
Natural Resources Division                         349,202              327,718             21,484
Global Allocation Strategy Division                 21,104               36,391            (15,287)
2002 Division                                           --                6,735             (6,735)
2003 Division                                          235                  810               (575)
2004 Division                                        3,053                  232              2,821
2005 Division                                          500                1,103               (603)
2006 Division                                          924                  161                763
2007 Division                                          285                  933               (648)
2008 Division                                          313                1,070               (757)
2009 Division                                           93                  209               (116)
2010 Division                                           --                1,276             (1,276)
2011 Division                                           64                   98                (34)
2013 Division                                            1                    3                 (2)
2014 Division                                          342                2,720             (2,378)
2019 Division                                        5,812                9,110             (3,298)

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS' INVESTMENT BASE

Policyowners' investment base for 2002 and 2001, consists of the following:

                                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                                    -----------------------------------------  --------------------------------------------------
                                                                                            EXPENSES AS A
                                                   SEPARATE                                 % OF AVERAGE
                                                   ACCOUNT        POLICYOWNER  INVESTMENT     INVESTMENT             TOTAL
                                                    INDEX          INVESTMENT    INCOME         BASE**              RETURN***
                                       UNITS   LOWEST TO HIGHEST      BASE       RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
                                       -----   -----------------  -----------  ----------  -----------------   ------------------
         2002
Money Reserve Division              727,436  $34.26 to $37.46   $26,715,197    1.88%      .50% to  .90%        0.76%  to   1.19%
Intermediate Government Bond
 Division                           164,919    59.35 to 64.88    10,586,963    4.46%      .50% to  .90%        8.82%  to   9.26%
Core Bond Strategy Division         110,734    67.15 to 73.40     8,061,848    4.78%      .50% to  .90%        8.97%  to   9.44%
LargeCap Core Strategy Division     227,252    70.51 to 77.08    17,237,237    0.83%      .50% to  .90%      (19.48%) to (19.15%)
Fundamental Growth Strategy
 Division                           318,431    58.13 to 63.55    19,982,869    0.39%      .50% to  .90%      (29.12%) to (28.83%)
Balanced Capital Strategy
 Division                         1,228,021    39.73 to 42.68    51,715,407    2.88%      .50% to  .90%      (13.69%) to (13.34%)
High Yield Division                 511,271    27.98 to 29.93    15,045,397    7.96%      .50% to  .90%       (4.34%) to  (3.98%)
Natural Resources Division           73,045    12.58 to 13.39       961,163    0.70%      .50% to  .90%        1.45%  to   1.83%
Global Allocation Strategy
 Division                           163,557    24.47 to 26.05     4,172,683    3.77%      .50% to  .90%       (8.83%) to  (8.50%)
2003 Division                         6,990    88.51 to 95.47       657,203       -       .84% to 1.24%        2.36%  to   2.77%
2004 Division                         5,463    17.83 to 18.47       100,441       -       .84% to 1.24%        4.03%  to   4.47%
2005 Division                         8,831    70.80 to 76.17       669,313       -       .84% to 1.24%        7.44%  to   7.87%
2006 Division                         4,759    40.82 to 43.68       207,028       -       .84% to 1.24%        9.76%  to  10.19%
2007 Division                         9,656    44.81 to 47.76       455,436       -       .84% to 1.24%       12.14%  to  12.59%
2008 Division                        20,738    43.00 to 45.64       946,266       -       .84% to 1.24%       14.24%  to  14.70%
2009 Division                         3,504    39.19 to 41.43       143,713       -       .84% to 1.24%       15.88%  to  16.34%
2010 Division                         9,022    37.95 to 39.95       353,399       -       .84% to 1.24%       16.63%  to  17.09%
2011 Division                         3,607    32.00 to 33.55       118,923       -       .84% to 1.24%       17.26%  to  17.72%
2013 Division                           348    24.31 to 25.28         8,790       -       .84% to 1.24%       19.58%  to  20.04%
2014 Division                        19,872    23.98 to 24.84       488,033       -       .84% to 1.24%       19.90%  to  20.35%
2019 Division                         1,864    13.16 to 13.36        24,817       -       .84% to 1.24%       18.56%  to  19.07%

       2001
Money Reserve Division            1,120,512  $34.00 to $37.02   $40,686,077    4.20%      .50% to  .90%        3.22%  to   3.65%
Intermediate Government Bond
 Division                           157,766    54.54 to 59.38     9,273,193    5.51%      .50% to  .90%        5.97%  to   6.40%
Core Bond Strategy Division         109,922    61.62 to 67.07     7,283,740    5.53%      .50% to  .90%        6.85%  to   7.29%
Capital Stock Division              239,857    87.57 to 95.34    22,527,047    0.90%      .50% to  .90%      (10.78%) to (10.42%)
Fundamental Growth Strategy
 Division                           366,977    82.01 to 89.29    32,359,925    0.53%      .50% to  .90%      (19.55%) to (19.22%)
Balanced Capital Strategy
 Division                         1,354,236    46.03 to 49.25    65,830,116    2.36%      .50% to  .90%       (7.60%) to  (7.22%)
High Yield Division                  92,335    29.25 to 31.17     2,831,998   11.79%      .50% to  .90%        0.78%  to   1.19%
Natural Resources Division           51,561    12.40 to 13.15       666,118    0.76%      .50% to  .90%      (10.20%) to  (9.83%)
Global Allocation Strategy
 Division                           178,844    26.84 to 28.47     4,999,343    1.88%      .50% to  .90%       (9.26%) to  (8.89%)
2002 Division                         6,735    19.09 to 19.85       133,027       -       .84% to 1.24%        4.13%  to   4.56%
2003 Division                         7,565    86.47 to 92.90       691,341       -       .84% to 1.24%        7.54%  to   7.98%
2004 Division                         2,642    17.14 to 17.68        46,707       -       .84% to 1.24%        7.96%  to   8.40%
2005 Division                         9,434    65.90 to 70.61       662,180       -       .84% to 1.24%        7.72%  to   8.16%
2006 Division                         3,996    37.19 to 39.64       157,748       -       .84% to 1.24%        7.42%  to   7.86%
2007 Division                        10,304    39.96 to 42.42       432,189       -       .84% to 1.24%        6.62%  to   7.06%
2008 Division                        21,495    37.64 to 39.79       855,042       -       .84% to 1.24%        5.79%  to   6.22%
2009 Division                         3,620    33.82 to 35.61       127,684       -       .84% to 1.24%        4.77%  to   5.20%
2010 Division                        10,298    32.54 to 34.12       345,302       -       .84% to 1.24%        3.44%  to   3.86%
2011 Division                         3,641    27.29 to 28.50       102,103       -       .84% to 1.24%        2.85%  to   3.27%
2013 Division                           350    20.33 to 21.06         7,378       -       .84% to 1.24%        1.78%  to   2.20%
2014 Division                        22,250    20.00 to 20.64       454,612       -       .84% to 1.24%        0.94%  to   1.35%
2019 Division                         5,162    11.10 to 11.22        57,735       -       .84% to 1.24%       (1.74%) to  (1.34%)

*These amounts represent the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment divisions invest.

**These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner's accounts through the redemption of units and expenses of the underlying fund are excluded.

VARIABLE ACCOUNT A
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS' INVESTMENT BASE (CONTINUED)

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

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